Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Summary of earnings per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Numerator:
Net loss for basic earnings per share	$(92,775)	$(3,977,694)	$(1,242,208)	$(8,547,016)
Less change in fair value of warrant liability	525,328	-	1,285,485	-
Net loss for diluted earnings per share	(618,103)	(3,977,694)	(2,527,693)	(8,547,016)
Denominator:
Weighted-average basic common shares outstanding	3,176,937	2,572,626	3,152,439	2,506,604
Assumed conversion of dilutive securities:
Common stock purchase warrants	96,442	-	115,542	-
Denominator for diluted earnings per share – adjusted weighted-average shares	3,273,379	2,572,626	3,267,981	2,506,604
Basic net loss per share	$(0.03)	$(1.55)	$(0.39)	$(3.41)
Diluted net loss per share	$(0.19)	$(1.55)	$(0.77)	$(3.41)

	For the Year Ended	For the Year Ended
	December 31, 2015	December 31, 2014
Numerator:
Net loss for basic earnings per share	$(7,831,230)	$(6,706,972)
Less change in fair value of warrant liability	-	3,436,195
Net loss for diluted earnings per share	$(7,831,230)	$(10,143,167)
Denominator:
Weighted-average basic common shares outstanding	2,606,577	2,063,842
Assumed conversion of dilutive securities:
Common stock purchase warrants	-	294,652
Denominator for diluted earnings per share – adjusted weighted-average shares	2,606,577	2,358,494
Basic net loss per share	$(3.00)	$(3.2 5)
Diluted net loss per share	$(3.00)	$(4.3 0)

Schedule of weighted average number of common shares
	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Common stock purchase warrants	191,133	494,826	191,133	494,826
Stock options	311,651	233,824	311,651	233,824
Total	502,784	728,650	502,784	728,650

	For the Year Ended	For the Year Ended
	December 31, 2015	December 31, 2014
Common stock purchase warrants	492,612	254,614
Stock options	276,861	248,828
Total	769,473	503,442